Restructuring and related expenses (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Restructuring and Related Cost
Costs incurred	$ 252	$ 180	$ 164
Employee severance costs
Restructuring and Related Cost
Costs incurred	154	92	83
Contract settlement, loss order and other costs
Restructuring and Related Cost
Costs incurred	78	72	53
Inventory and long-lived asset impairments
Restructuring and Related Cost
Costs incurred	$ 20	$ 16	$ 28